CASH DIVIDENDS	12 Months Ended
Mar. 31, 2017
CASH DIVIDENDS
CASH DIVIDENDS

(15)CASH DIVIDENDS

On May 30, 2014, the Company’s board of directors declared a special cash dividend of USD 0.205 per common share, or USD 0.41 per ADS. The total amount of dividend was USD 9.5 million (RMB 58,349,122)  and was paid in cash in July 2014.